PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

11.	PROPERTY, PLANT AND EQUIPMENT

		Machinery and	Motor	Office and other
	Buildings	equipment	vehicle	equipment	Total
	CNY	CNY	CNY	CNY	CNY
(As adjusted)
Cost
As of January 1, 2020	43	1,270	2,440	667	4,420
Additions	3	12	218	33	266
Disposal	—	—	(130)	—	(130)
Foreign exchange difference	—	(51)	—	—	(51)
As of December 31, 2020	46	1,231	2,528	700	4,505

Accumulated depreciation
As of January 1, 2020	(3)	(1,191)	(1,298)	(416)	(2,908)
Depreciation charge	(3)	(18)	(439)	(105)	(565)
Disposal	—	—	124	—	124
Foreign exchange difference	(3)	50	—	—	47
As of December 31, 2020	(9)	(1,159)	(1,613)	(521)	(3,302)

Net book value
As of January 1, 2020	40	79	1,142	251	1,512
As of December 31, 2020	37	72	915	179	1,203

Cost
As of January 1, 2021 (As adjusted)	46	1,231	2,528	700	4,505
Additions	—	—	—	28	28
Disposal	—	(28)	(42)	—	(70)
Foreign exchange difference	—	(26)	—	—	(26)
As of December 31, 2021	46	1,177	2,486	728	4,437

Accumulated depreciation
As of January 1, 2021 (As adjusted)	(9)	(1,159)	(1,613)	(521)	(3,302)
Depreciation charge	(3)	(13)	(441)	(53)	(510)
Disposal	—	24	40	—	64
Foreign exchange difference	—	26	—	—	26
	(12)	(1,122)	(2,014)	(574)	(3,722)
Net book value
As of December 31, 2021	34	55	472	154	715
As of December 31, 2021 (US$)	6	10	73	23	112

There was no impairment loss on property, plant and equipment for the years ended December 31, 2019, 2020 and 2021.